                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Joho Capital, L.L.C.
Address:      55 East 59th Street
              New York, New York  10022


Form 13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim McManus
Title:   Chief Financial Officer
Phone:   (212) 326-9560

Signature, Place, and Date of Signing:


/s/ Tim McManus         New York, New York     May 10, 2001
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $136,881,435


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None

         [Repeat as necessary.]


                                                      JOHO CAPITAL, L.L.C.
                                                         MARCH 31, 2001
                                                            FORM 13F

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   OTHER         (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     MANAGERS      SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

INTERNET INITIATIVE
  JAPAN INC ADR    Common Stock  46059T109    25,761,125 2,483,000 Sole                           None       Sole
AFLAC, INC.        Common Stock  001055102    15,758,388   572,200 Sole                           None       Sole
DELL               Common Stock  247025109    15,412,500   600,000 Sole                           None       Sole
LINEAR TECHNOLOGY  Common Stock  535678106    13,550,625   330,000 Sole                           None       Sole
LEXMARK            COMMON STOCK  529771107    12,991,408   285,400 Sole                           None       Sole
PROVIDIAN
  FINANCIAL CORP   Common Stock  74406A102    11,693,520   238,400 Sole                           None       Sole
XILINX INC.        Common Stock  983919101    11,240,000   320,000 Sole                           None       Sole
TEXAS INSTRUMENTS
  INC              Common Stock  882508104     8,426,560   272,000 Sole                           None       Sole
PALM, INC.         Common Stock  696642107     8,100,263   963,600 Sole                           None       Sole
SK TELECOM LTD ADR Common Stock  78440P108     6,072,000   400,000 Sole                           None       Sole
COSTCO WHOLESALE
  CORP             Common Stock  22160K105     3,532,500    90,000 Sole                           None       Sole
EXODUS COMMUNICATIONS,
  INC              Common Stock  302088109     2,182,250   203,000 Sole                           None       Sole
CROSSWAVE COMMUNICATIONS,
  ADR              Common Stock  227686102     1,661,625   633,000 Sole                           None       Sole
SOHU.COM           Common Stock  83408W103       498,672   569,911 Sole                           None       Sole

                   Total Market Value:      $136,881,435













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